Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Entity Registrant Name	Domino’s Pizza, Inc.
Amendment Flag	false
Entity Central Index Key	0001286681
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-32242
Entity Tax Identification Number	38-2511577
Entity Address, Address Line One	30 Frank Lloyd Wright Drive
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	734
Local Phone Number	930-3030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Domino’s Pizza, Inc. Common Stock, $0.01 par value
Trading Symbol	DPZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false